Pension Plans and Postretirement Benefits - Components of Defined Benefit Pension Plans (Details) - U.S. - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Change in Benefit Obligation [Roll Forward]
Projected benefit obligation, beginning of year	$ 211,257	$ 191,261
Interest cost	6,783	8,070	$ 8,119
Actuarial (gains) losses	(16,646)	29,539
Settlement payments	(3,133)	0
Benefits paid	(7,000)	(9,996)
Projected benefit obligation, end of year	191,261	218,874	211,257
Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	150,806	138,992
Actual return on plan assets	(7,676)	30,426
Employer contributions	8,890	9,655
Benefits paid	(7,000)	(9,996)
Settlement payments	(3,133)	0
Administrative expenses	(2,895)	(3,006)
Fair value of plan assets, end of year	138,992	166,071	$ 150,806
Funded status at end of year	$ (52,269)	$ (52,803)